Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Federal tax rate	35.00%
Deferred tax liabilities as a percent of unutilized statutory equalization reserves	30.00%
Income tax benefit attributable to reduction of deferred tax liability	$ 12,742	$ 1,353
Reduction in effective tax rate	19.30%	4.60%
Luxembourg reinsurance subsidiaries
Related Party Transaction [Line Items]
Deferred tax liabilities	$ 48,900